PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
PRINCIPAL SUBSIDIARIES
22. PRINCIPAL SUBSIDIARIES
The consolidated financial statements include the accounts of the Company and all of its subsidiaries at December 31, 2018. The principal operating subsidiaries are Wassa and Prestea, in which the Company has a 90% ownership interest in each.
Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts are disclosed on a 100% basis and disclosure for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.
Summarized statement of financial position

	Wassa		Prestea
	As of December 31,		As of December 31,
	2018	2017	2018	2017
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$129,656	$94,760	$13,633	$25,023
Current liabilities	150,404	160,725	1,152,156	1,058,732
	(20,748)	(65,965)	(1,138,523)	(1,033,709)
Non-current assets	141,262	138,416	134,090	131,245
Non-current liabilities	42,588	25,016	62,737	76,373
	98,674	113,400	71,353	54,872
Net assets/(liabilities)	77,926	47,435	(1,067,170)	(978,837)

Non-controlling interest	$15,605	$12,562	$(87,578)	$(78,587)
Summarized income statement

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2018	2017	2018	2017
Revenue	$190,016	$156,908	$93,134	$138,295
Net income/(loss) and comprehensive income/(loss)	30,491	16,924	(88,332)	4,619
Summarized cash flows

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2018	2017	2018	2017
Cash flows provided by/(used in) operating activities	57,897	27,486	(77,115)	3,505
Cash flows used in investing activities	(34,984)	(21,744)	(11,956)	(43,616)
Cash flows (used in)/provided by financing activities	(31,112)	7,468	85,581	42,078